INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Basic and Diluted (Loss)\Income Per Share
Basic and diluted income/(loss) per share and per ADS for each of the years presented are calculated as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Numerator:
Net income/(loss) from continuing operations attributable to RISE Education Cayman Ltd	(15,195)	(17,593)	249,096	39,088
Net income/(loss) from discontinued operations attributable to RISE Education Cayman Ltd	163,295	(114,840)	(497,583)	(78,081)
Net income/(loss) attributable to RISE Education Cayman Ltd	148,100	(132,433)	(248,487)	(38,993)
Denominator:
Weighted average number of ordinary shares outstanding-basic	113,187,721	112,813,031	112,868,532	112,868,532
Weighted average number of ordinary shares outstanding-diluted	114,464,108	112,813,031	112,868,532	112,868,532
Net income/(loss) per share - Basic:
Continuing operations	(0.13)	(0.15)	2.21	0.35
Discontinued operations	1.44	(1.02)	(4.41)	(0.69)
Total net income/(loss) per share - Basic	1.31	(1.17)	(2.20)	(0.34)
Net income/(loss) per share - Diluted:
Continuing operations	(0.13)	(0.15)	2.21	0.35
Discontinued operations	1.42	(1.02)	(4.41)	(0.69)
Total net income/(loss) per share - Diluted	1.29	(1.17)	(2.20)	(0.34)
Net income/(loss) per ADS - Basic:
Continuing operations	(0.26)	(0.31)	4.42	0.70
Discontinued operations	2.88	(2.04)	(8.82)	(1.38)
Total net income/(loss) per ADS - Basic	2.62	(2.35)	(4.40)	(0.68)
Net income/(loss) per ADS - Diluted:
Continuing operations	(0.25)	(0.31)	4.42	0.70
Discontinued operations	2.84	(2.04)	(8.82)	(1.38)
Total net income/(loss) per ADS - Diluted	2.59	(2.35)	(4.40)	(0.68)